Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 234	$ 536	$ 1,633	$ 2,345
Dividend income	690	609	1,440	1,217
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	2	1	3	2
Interest and dividend income [Member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 147	$ 139	$ 343	$ 288